Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Bank deposits with original maturity within three months	5,268	8,346
Cash at banks and on hand	238,675	204,383

	243,943	212,729